CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Assets:
Cash and Equivalents	$ 310,723	$ 62,028	$ 51,006
Restricted Cash	4,762	8,335	13,472
Investments	6,076	5,624	5,694
Accounts Receivable, net of an allowance for credit losses of $297 and $224, respectively	25,989	28,690	22,408
Short-term Lessor Maintenance Deposits	1,490	3,101	1,970
Inventory, net of a reserve for obsolescence of $1,188 and $996, respectively	5,382	5,407	5,273
Prepaid Expenses	14,447	8,002	7,717
Derivative Assets	1,598		2,233
Other Current Assets	779	5,553	2,752
Total Current Assets	371,246	126,740	112,525
Property & Equipment, net:
Property & Equipment	588,745	479,580	372,805
Accumulated Depreciation & Amortization	(88,704)	(65,065)	(27,728)
Total Property & Equipment, net	500,041	414,515	345,077
Other Assets:
Goodwill	222,223	222,223	222,223
Other Intangible Assets, net	91,110	93,110	97,110
Operating Lease Right-of-use Assets	70,715	121,269	147,148
Aircraft Lease Deposits	7,657	10,253	17,970
Long-term Lessor Maintenance Deposits	19,493	22,584	28,266
Deferred Tax Asset	21,342	36,216	35,428
Other Assets	6,137	6,357	2,129
Total Other Assets	438,677	512,012	550,274
Total Assets	1,309,964	1,053,267	1,007,876
Current Liabilities:
Accounts Payable	36,847	34,035	43,900
Accrued Salaries, Wages, and Benefits	17,855	16,368	16,621
Accrued Transportation Taxes	12,907	5,883	13,729
Air Traffic Liabilities	113,771	101,075	116,660
Derivative Liabilities		1,174
Over-market Liabilities	4,309	9,281	10,421
Finance Lease Obligations	9,601	11,460	92,318
Loyalty Program Liabilities	12,337	7,016	14,092
Operating Lease Obligations	18,239	34,492	30,611
Current Maturities of Long-term Debt	19,795	26,118	13,197
Other Current Liabilities	5,145	6,841	2,002
Total Current Liabilities	250,806	253,743	353,551
Long-term Liabilities:
Over-market Liabilities	12,583	28,128	37,409
Finance Lease Obligations	135,091	95,710	105,037
Loyalty Program Liabilities	8,540	15,053	8,800
Operating Lease Obligations	68,408	112,707	141,879
Long-term Debt	267,684	256,345	73,720
Income Tax Receivable Agreement Liability	96,500
Other Long-term Liabilities	6,119	7,764	3,756
Total Long-term Liabilities	594,925	515,707	370,601
Total Liabilities	845,731	769,450	724,152
Commitments and Contingencies
Stockholders' Equity:
Common stock with $0.01 par value, 995,000,000 shares authorized, 57,158,467 and 46,839,659 issued at June 30, 2021 and December 31, 2020, respectively.	572	468	239,141
Loans to Stockholders		(3,500)	(3,500)
Additional Paid In Capital	476,368	248,525	5,855
Retained Earnings (Deficit)	(12,707)	38,324	42,228
Total Stockholders' Equity	464,233	283,817	283,724
Total Liabilities and Stockholders' Equity	1,309,964	1,053,267	1,007,876
Aircraft and Flight Equipment
Property & Equipment, net:
Property & Equipment	395,646	331,685	142,100
Leasehold Improvements and Ground Equipment
Property & Equipment, net:
Property & Equipment	14,025	13,526	12,701
Computer Hardware and Software
Property & Equipment, net:
Property & Equipment	8,331	7,845	8,702
Finance Lease Assets
Property & Equipment, net:
Property & Equipment	161,649	117,833	201,026
Rotable Parts
Property & Equipment, net:
Property & Equipment	$ 9,094	$ 8,691	$ 8,276